Portfolio of Investments
Columbia Tax-Exempt Fund, October 31, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Floating Rate Notes 0.2%
Issue Description	Yield	Principal Amount ($)	Value ($)
New Hampshire 0.0%
New Hampshire Health & Education Facilities Authority Act(a),(b)
Revenue Bonds
University of New Hampshire
Series 2012B-2 (Wells Fargo Bank)
07/01/2033	0.030%	405,000	405,000
New York 0.2%
New York City Transitional Finance Authority(a),(b)
Revenue Bonds
Future Tax Secured
Subordinated Series 2012C (JPMorgan Chase Bank)
11/01/2036	0.030%	2,420,000	2,420,000
New York City Water & Sewer System(a),(b)
Revenue Bonds
2nd General Resolution
Series 2013 (JPMorgan Chase Bank)
06/15/2050	0.030%	3,000,000	3,000,000
Total			5,420,000
Total Floating Rate Notes (Cost $5,825,000)			5,825,000

Municipal Bonds 98.8%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Alabama 0.6%
Black Belt Energy Gas District
Refunding Revenue Bonds
Series 2021 (Mandatory Put 12/01/31)
06/01/2051	4.000%	10,000,000	12,157,563
Lower Alabama Gas District (The)
Revenue Bonds
Series 2016A
09/01/2046	5.000%	5,000,000	7,100,420
Total			19,257,983
Alaska 0.1%
Northern Tobacco Securitization Corp.
Refunding Revenue Bonds
Series 2021A Class 1
06/01/2050	4.000%	2,500,000	2,774,930
Series 2021B-1 Class 2
06/01/2050	4.000%	1,000,000	1,102,330
Total			3,877,260
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Arizona 1.2%
Arizona Board of Regents
Revenue Bonds
Series 2020A
07/01/2032	5.000%	700,000	908,567
07/01/2033	5.000%	700,000	906,613
07/01/2034	5.000%	1,000,000	1,291,834
Arizona Health Facilities Authority
Refunding Revenue Bonds
Scottsdale Lincoln Hospital Project
Series 2014
12/01/2042	5.000%	7,000,000	7,871,352
Arizona Industrial Development Authority
Revenue Bonds
Lincoln South Beltway Project
Series 2020
11/01/2030	5.000%	1,350,000	1,761,786
11/01/2031	5.000%	5,000,000	6,654,052
Macombs Facility Project Social Bonds
Series 2021A
07/01/2051	4.000%	850,000	924,734
Phoenix Children’s Hospital
Series 2020
02/01/2036	5.000%	1,200,000	1,525,280
02/01/2038	5.000%	1,020,000	1,289,708
Social Bonds - Macombs Facility Project
Series 2021A
07/01/2061	4.000%	2,500,000	2,697,962
Industrial Development Authority of the City of Phoenix (The)
Revenue Bonds
Downtown Student Housing II LLC - Arizona State University Project
Series 2019
07/01/2044	5.000%	1,000,000	1,178,690
07/01/2049	5.000%	1,125,000	1,320,013
Industrial Development Authority of the County of Yavapai (The)
Refunding Revenue Bonds
Yavapai Regional Medical Center
Series 2019
08/01/2038	4.000%	1,000,000	1,152,228
La Paz County Industrial Development Authority
Revenue Bonds
Charter School Solutions - Harmony Public Schools Project
Series 2018
02/15/2038	5.000%	825,000	956,271
Salt Verde Financial Corp.
Revenue Bonds
Series 2007
12/01/2032	5.000%	7,170,000	9,348,734
Total			39,787,824
Columbia Tax-Exempt Fund | Quarterly Report 2021	1

Portfolio of Investments   (continued)
Columbia Tax-Exempt Fund, October 31, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Arkansas 0.1%
Pulaski County Public Facilities Board
Prerefunded 12/01/24 Revenue Bonds
Series 2014
12/01/2039	5.000%	4,000,000	4,557,341
California 7.8%
California Health Facilities Financing Authority
Refunding Revenue Bonds
Sutter Health
Series 2016B
11/15/2041	4.000%	10,000,000	11,208,018
Revenue Bonds
Kaiser Permanente
Subordinated Series 2017A-2
11/01/2044	4.000%	10,000,000	11,457,954
California Municipal Finance Authority
Refunding Revenue Bonds
Community Medical Centers
Series 2017A
02/01/2036	5.000%	1,500,000	1,785,296
02/01/2037	5.000%	1,000,000	1,189,309
California Municipal Finance Authority(c),(d),(e)
Revenue Bonds
UTS Renewable Energy-Waste Water Facilities
Series 2011
12/01/2032	0.000%	1,830,000	36,600
California Public Finance Authority
Refunding Revenue Bonds
Sharp Healthcare
Series 2017A
08/01/2047	4.000%	10,000,000	11,132,907
California School Finance Authority(c)
Revenue Bonds
River Springs Charter School Project
Series 2015
07/01/2046	6.375%	150,000	168,766
California State Public Works Board
Revenue Bonds
Various Correctional Facilities
Series 2014A
09/01/2039	5.000%	7,000,000	7,822,334
California Statewide Communities Development Authority(c)
Refunding Revenue Bonds
899 Charleston Project
Series 2014A
11/01/2029	5.000%	1,650,000	1,773,351
11/01/2034	5.000%	3,700,000	3,942,339
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
California Baptist University
Series 2014A
11/01/2033	6.125%	1,560,000	1,709,221
11/01/2043	6.375%	1,035,000	1,130,477
Lancer Plaza Project
Series 2013
11/01/2043	5.875%	1,875,000	2,020,772
California Statewide Communities Development Authority
Revenue Bonds
Loma Linda University Medical Center
Series 2014
12/01/2044	5.250%	3,500,000	3,936,160
Castaic Lake Water Agency(f)
Certificate of Participation
Capital Appreciation-Water System Improvement Project
Series 1999 (AMBAC)
08/01/2024	0.000%	9,445,000	9,273,967
Chino Public Financing Authority
Prerefunded 09/01/22 Special Tax Bonds
Series 2012
09/01/2025	5.000%	790,000	820,889
09/01/2026	5.000%	1,230,000	1,278,093
09/01/2027	5.000%	1,280,000	1,330,048
City of Los Angeles Department of Airports(d)
Revenue Bonds
Senior Series 2020C
05/15/2031	5.000%	9,000,000	11,459,906
05/15/2045	5.000%	16,245,000	19,871,193
Subordinated Series 2017A
05/15/2042	5.000%	4,375,000	5,235,338
City of Pomona
Refunding Revenue Bonds
Mortgage-Backed Securities
Series 1990A Escrowed to Maturity (GNMA / FNMA)
05/01/2023	7.600%	1,900,000	2,002,096
Foothill-Eastern Transportation Corridor Agency
Refunding Revenue Bonds
Senior Lien
Series 2021A
01/15/2046	4.000%	19,431,000	22,063,314
Golden State Tobacco Securitization Corp.
Refunding Revenue Bonds
Series 2018A-1
06/01/2047	5.000%	1,000,000	1,023,953
Series 2018A-2
06/01/2047	5.000%	9,500,000	9,727,545
Los Angeles County Schools Regionalized Business Services Corp.(f)
Certificate of Participation
Capital Appreciation-Pooled Financing
Series 1999A (AMBAC)
08/01/2022	0.000%	2,180,000	2,169,270

2	Columbia Tax-Exempt Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Tax-Exempt Fund, October 31, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Los Angeles Unified School District
Unlimited General Obligation Bonds
Series 2020RYQ
07/01/2032	5.000%	3,500,000	4,582,876
Norwalk-La Mirada Unified School District(f)
Unlimited General Obligation Bonds
Capital Appreciation
Series 2005B (NPFGC)
08/01/2023	0.000%	9,790,000	9,708,962
Palomar Health
Refunding Revenue Bonds
Series 2016
11/01/2036	5.000%	4,605,000	5,341,098
San Francisco City & County Airport Commission - San Francisco International Airport(d)
Revenue Bonds
Series 2019E
05/01/2050	5.000%	10,000,000	12,016,349
Unrefunded Revenue Bonds
Series 2014A
05/01/2044	5.000%	24,000,000	26,422,927
State of California
Unlimited General Obligation Bonds
Series 2019
04/01/2032	5.000%	5,000,000	6,329,315
Unlimited General Obligation Refunding Bonds
Series 2017A-2
08/01/2030	5.000%	5,080,000	6,278,042
Series 2020
11/01/2036	4.000%	4,000,000	4,792,559
11/01/2037	4.000%	9,600,000	11,452,644
Various Purpose
Series 2020
03/01/2033	5.000%	7,765,000	10,015,174
Unrefunded Unlimited General Obligation Bonds
Series 2004
04/01/2029	5.300%	6,000	6,023
Temecula Public Financing Authority
Refunding Special Tax Bonds
Wolf Creek Community Facilities District
Series 2012
09/01/2027	5.000%	1,275,000	1,313,070
09/01/2028	5.000%	1,315,000	1,353,140
09/01/2029	5.000%	1,405,000	1,444,330
09/01/2030	5.000%	1,480,000	1,520,922
09/01/2031	5.000%	1,555,000	1,597,208
West Contra Costa Unified School District
Unlimited General Obligation Refunding Bonds
Series 2001B (NPFGC)
08/01/2024	6.000%	1,100,000	1,177,539
Total			250,921,294
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Colorado 4.1%
City & County of Denver Airport System(d)
Refunding Revenue Bonds
Subordinated Series 2018A
12/01/2048	4.000%	11,500,000	12,812,319
Colorado Bridge Enterprise(d)
Revenue Bonds
Central 70 Project
Series 2017
06/30/2051	4.000%	9,240,000	10,220,641
Colorado Educational & Cultural Facilities Authority(c)
Improvement Refunding Revenue Bonds
Skyview Charter School
Series 2014
07/01/2034	5.125%	1,525,000	1,624,243
07/01/2044	5.375%	2,100,000	2,227,795
07/01/2049	5.500%	925,000	983,008
Colorado Health Facilities Authority
Improvement Refunding Revenue Bonds
Bethesda Project
Series 2018
09/15/2048	5.000%	15,000,000	17,109,113
09/15/2053	5.000%	10,000,000	11,372,529
Prerefunded 01/01/23 Revenue Bonds
Catholic Health Initiatives
Series 2013A
01/01/2045	5.250%	7,000,000	7,401,951
Prerefunded 06/01/27 Revenue Bonds
Evangelical Lutheran Good Samaritan Society
Series 2017
06/01/2047	5.000%	4,445,000	5,421,177
Prerefunded 12/01/22 Revenue Bonds
Covenant Retirement Communities
Series 2012A
12/01/2033	5.000%	5,500,000	5,784,964
Refunding Revenue Bonds
AdventHealth Obligated
Series 2019
11/15/2043	4.000%	6,000,000	6,952,808
CommonSpirit Health
Series 2019A
08/01/2049	4.000%	8,640,000	9,592,023
Covenant Retirement Communities
Series 2015
12/01/2035	5.000%	3,800,000	4,227,651
School Health System
Series 2019A
01/01/2038	4.000%	3,200,000	3,737,762

Columbia Tax-Exempt Fund | Quarterly Report 2021	3

Portfolio of Investments   (continued)
Columbia Tax-Exempt Fund, October 31, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
NJH-SJH Center for Outpatient Health
Series 2019
01/01/2050	4.000%	15,105,000	17,004,451
E-470 Public Highway Authority
Refunding Revenue Bonds
Series 2020A
09/01/2034	5.000%	1,300,000	1,664,307
E-470 Public Highway Authority(f)
Revenue Bonds
Capital Appreciation
Series 1997B (NPFGC)
09/01/2022	0.000%	6,515,000	6,497,992
State of Colorado
Certificate of Participation
Series 2021A
12/15/2040	4.000%	4,950,000	5,899,399
Total			130,534,133
Connecticut 0.7%
Connecticut State Health & Educational Facilities Authority(c)
Revenue Bonds
Church Home of Hartford, Inc.
Series 2016
09/01/2046	5.000%	1,250,000	1,373,395
Connecticut State Health & Educational Facilities Authority
Revenue Bonds
Sacred Heart University
Series 2020K
07/01/2039	5.000%	2,830,000	3,537,893
State of Connecticut
Revenue Bonds
Special Tax Obligation Bonds
Series 2020A
05/01/2023	5.000%	675,000	723,012
05/01/2024	5.000%	1,000,000	1,115,449
05/01/2038	5.000%	2,500,000	3,170,750
Unlimited General Obligation Bonds
Series 2018E
09/15/2037	5.000%	500,000	620,453
Series 2018-E
09/15/2034	5.000%	2,000,000	2,491,030
Series 2019A
04/15/2034	5.000%	1,000,000	1,252,208
04/15/2039	5.000%	4,235,000	5,246,057
Series 2020C
06/01/2033	4.000%	450,000	540,567
06/01/2037	4.000%	1,000,000	1,176,797
Total			21,247,611
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Delaware 0.1%
Delaware State Economic Development Authority
Revenue Bonds
Newark Charter School
Series 2012
09/01/2032	4.625%	2,000,000	2,020,943
09/01/2042	5.000%	1,350,000	1,364,778
Total			3,385,721
District of Columbia 1.7%
District of Columbia
Prerefunded 07/01/23 Revenue Bonds
KIPP Charter School
Series 2013
07/01/2033	6.000%	250,000	273,587
07/01/2048	6.000%	1,150,000	1,258,503
Refunding Revenue Bonds
Children’s Hospital
Series 2015
07/15/2044	5.000%	9,090,000	10,505,346
Friendship Public Charter School
Series 2016
06/01/2046	5.000%	1,385,000	1,541,961
Revenue Bonds
KIPP DC Project
Series 2019
07/01/2044	4.000%	1,240,000	1,377,854
Metropolitan Washington Airports Authority Aviation(d)
Refunding Revenue Bonds
Series 2021A
10/01/2032	5.000%	15,160,000	19,619,887
Metropolitan Washington Airports Authority Dulles Toll Road
Refunding Revenue Bonds
Dulles Metrorail
Subordinated Series 2019
10/01/2049	4.000%	7,950,000	8,867,453
Washington Metropolitan Area Transit Authority
Revenue Bonds
Series 2020A
07/15/2034	5.000%	8,550,000	11,038,209
Total			54,482,800
Florida 5.8%
Alachua County Health Facilities Authority
Revenue Bonds
Shands Teaching Hospital & Clinics
Series 2019
12/01/2049	4.000%	5,000,000	5,714,356
Capital Trust Agency, Inc.(c)
04/27/2021
07/01/2056	5.000%	2,125,000	2,389,912

4	Columbia Tax-Exempt Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Tax-Exempt Fund, October 31, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Capital Trust Agency, Inc.(c),(e)
Revenue Bonds
1st Mortgage Tallahassee Tapestry Senior Housing Project
Series 2015
12/01/2045	0.000%	3,760,000	1,203,200
12/01/2050	0.000%	1,000,000	320,000
Capital Trust Agency, Inc.(c),(f)
Revenue Bonds
WFCS Portfolio Project
Subordinated Series 2021
01/01/2061	0.000%	6,000,000	437,509
Central Florida Expressway Authority
Refunding Revenue Bonds
Senior Lien
Series 2016B
07/01/2039	4.000%	10,500,000	11,657,839
City of Atlantic Beach
Revenue Bonds
Fleet Landing Project
Series 2018
11/15/2048	5.000%	2,500,000	2,816,714
City of Lakeland
Revenue Bonds
Lakeland Regional Health
Series 2015
11/15/2045	5.000%	22,000,000	24,655,103
County of Broward Airport System(d)
Revenue Bonds
Series 2015A
10/01/2045	5.000%	14,000,000	16,080,558
Series 2019A
10/01/2039	5.000%	2,500,000	3,068,917
10/01/2049	5.000%	1,000,000	1,204,706
County of Miami-Dade Aviation(d)
Refunding Revenue Bonds
Series 2014A
10/01/2033	5.000%	15,000,000	16,791,352
10/01/2036	5.000%	11,400,000	12,754,417
County of Osceola Transportation(f)
Refunding Revenue Bonds
Series 2020A-2
10/01/2040	0.000%	4,650,000	2,589,140
10/01/2041	0.000%	2,500,000	1,335,521
10/01/2042	0.000%	3,250,000	1,664,661
10/01/2043	0.000%	2,750,000	1,351,046
10/01/2044	0.000%	3,000,000	1,417,767
10/01/2046	0.000%	3,000,000	1,312,568
10/01/2048	0.000%	4,000,000	1,621,921
Florida Development Finance Corp.
Prerefunded 06/15/23 Revenue Bonds
Renaissance Charter School
Series 2013A
06/15/2044	8.500%	9,000,000	10,160,692
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Florida Development Finance Corp.(c)
Revenue Bonds
Renaissance Charter School Inc. Projects
Series 2015
06/15/2035	6.000%	4,000,000	4,488,841
Florida Housing Finance Corp.
Revenue Bonds
Series 2018 (GNMA)
07/01/2043	3.800%	2,635,000	2,777,510
Greater Orlando Aviation Authority(d)
Revenue Bonds
Priority
Subordinated Series 2017A
10/01/2047	5.000%	2,665,000	3,176,342
Series 2019A
10/01/2049	5.000%	2,000,000	2,411,025
Hillsborough County Aviation Authority(d)
Revenue Bonds
Tampa International Airport
Subordinated Series 2018
10/01/2048	5.000%	5,550,000	6,672,665
Miami-Dade County Expressway Authority
Revenue Bonds
Series 2014A
07/01/2044	5.000%	5,000,000	5,516,256
Mid-Bay Bridge Authority
Refunding Revenue Bonds
Series 2015A
10/01/2035	5.000%	3,765,000	4,241,198
Palm Beach County Health Facilities Authority
Prerefunded 12/01/24 Revenue Bonds
Boca Raton Community Hospital Obligation Group
Series 2014
12/01/2031	5.000%	1,500,000	1,711,484
Revenue Bonds
Sinai Residences of Boca Raton
Series 2014
06/01/2034	7.250%	685,000	718,314
Polk County Industrial Development Authority
Refunding Revenue Bonds
Carpenter’s Home Estates
Series 2019
01/01/2039	5.000%	1,700,000	1,878,078
Putnam County Development Authority
Refunding Revenue Bonds
Seminole Project
Series 2018A
03/15/2042	5.000%	6,665,000	7,910,517

Columbia Tax-Exempt Fund | Quarterly Report 2021	5

Portfolio of Investments   (continued)
Columbia Tax-Exempt Fund, October 31, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Sarasota County Public Hospital District
Refunding Revenue Bonds
Sarasota Memorial Hospital
Series 1998B (NPFGC)
07/01/2028	5.500%	6,980,000	8,505,676
Seminole County Industrial Development Authority
Refunding Revenue Bonds
Legacy Pointe at UCF Project
Series 2019
11/15/2049	5.500%	4,200,000	4,610,274
Tampa Sports Authority
Sales Tax Revenue Bonds
Tampa Bay Arena Project
Series 1995 (NPFGC)
10/01/2025	5.750%	2,055,000	2,268,652
Tampa-Hillsborough County Expressway Authority
Refunding Revenue Bonds
Series 2017B
07/01/2042	4.000%	7,785,000	8,810,777
Total			186,245,508
Georgia 1.0%
City of Atlanta Department of Aviation(d)
Revenue Bonds
Airport
Subordinated Series 2019
07/01/2036	4.000%	2,250,000	2,572,687
07/01/2037	4.000%	3,640,000	4,152,066
07/01/2039	4.000%	9,250,000	10,508,797
Fulton County Development Authority
Revenue Bonds
RAC Series 2017
04/01/2047	5.000%	3,000,000	3,542,667
Fulton County Residential Care Facilities for the Elderly Authority
Refunding Revenue Bonds
Lenbrook Square Foundation, Inc.
Series 2016
07/01/2036	5.000%	3,500,000	3,748,363
Georgia State Road & Tollway Authority(c),(f)
Revenue Bonds
I-75 S Express Lanes Project
Series 2014 Escrowed to Maturity
06/01/2024	0.000%	395,000	369,136
Glynn-Brunswick Memorial Hospital Authority
Revenue Bonds
SE Georgia Health System Anticipation Certificates
Series 2017
08/01/2047	5.000%	2,145,000	2,509,463
Metropolitan Atlanta Rapid Transit Authority
Refunding Revenue Bonds
Series 2007A (AMBAC)
07/01/2026	5.250%	1,000,000	1,210,868
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Oconee County Industrial Development Authority
Revenue Bonds
Presbyterian Village Athens Project
Series 2018
12/01/2048	6.250%	2,945,000	2,959,837
Total			31,573,884
Hawaii 0.1%
State of Hawaii Department of Budget & Finance
Refunding Revenue Bonds
Special Purpose - Kahala Nui
Series 2012
11/15/2032	5.125%	1,300,000	1,348,974
11/15/2037	5.250%	1,945,000	2,017,036
Total			3,366,010
Idaho 0.7%
Idaho Health Facilities Authority
Refunding Revenue Bonds
St. Luke’s Health System Project
Series 2018
03/01/2038	4.000%	3,650,000	4,149,023
Revenue Bonds
Taxable - Terraces of Boise Project
Series 2021
10/01/2039	4.250%	9,135,000	9,033,222
Terraces of Boise Project
Series 2014
10/01/2056	4.550%	4,365,000	4,297,374
Series 2021
10/01/2050	4.500%	5,635,000	5,554,365
Total			23,033,984
Illinois 11.9%
Chicago Board of Education(c)
Unlimited General Obligation Bonds
Dedicated
Series 2017A
12/01/2046	7.000%	10,765,000	13,785,110
Chicago Board of Education
Unlimited General Obligation Bonds
Series 2018
12/01/2046	5.000%	5,000,000	5,918,258
Series 2021A
12/01/2033	5.000%	4,535,000	5,625,508
Chicago Midway International Airport(d)
Refunding Revenue Bonds
2nd Lien
Series 2014A
01/01/2041	5.000%	10,000,000	10,883,161

6	Columbia Tax-Exempt Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Tax-Exempt Fund, October 31, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Chicago O’Hare International Airport(d)
Refunding Revenue Bonds
Senior Lien
Series 2018A
01/01/2048	5.000%	7,455,000	8,854,424
Revenue Bonds
General Senior Lien
Series 2017D
01/01/2052	5.000%	17,620,000	20,623,429
Series 2015C
01/01/2046	5.000%	12,525,000	14,024,005
TriPs Obligated Group
Series 2018
07/01/2048	5.000%	2,400,000	2,805,038
Chicago O’Hare International Airport
Revenue Bonds
Series 2015D
01/01/2046	5.000%	7,310,000	8,260,459
Chicago Park District
Limited General Obligation Bonds
Series 2016A
01/01/2033	5.000%	1,000,000	1,140,256
01/01/2034	5.000%	1,000,000	1,139,884
01/01/2036	5.000%	1,000,000	1,136,236
City of Chicago Wastewater Transmission
Refunding Revenue Bonds
2nd Lien
Series 2015C
01/01/2034	5.000%	1,250,000	1,414,205
01/01/2039	5.000%	2,970,000	3,345,228
Revenue Bonds
2nd Lien
Series 2014
01/01/2039	5.000%	4,000,000	4,357,782
01/01/2044	5.000%	4,000,000	4,355,974
City of Chicago Waterworks
Refunding Revenue Bonds
2nd Lien
Series 2016
11/01/2026	5.000%	935,000	1,119,034
Revenue Bonds
2nd Lien
Series 2014
11/01/2034	5.000%	1,000,000	1,110,519
11/01/2039	5.000%	2,000,000	2,218,070
11/01/2044	5.000%	2,850,000	3,164,091
Cook County Community College District No. 508
Unlimited General Obligation Bonds
Chicago City Colleges
Series 2017 (BAM)
12/01/2047	5.000%	9,400,000	10,839,414
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
County of Champaign
Unlimited General Obligation Bonds
Public Safety Sales Tax
Series 1999 (NPFGC)
01/01/2023	8.250%	1,420,000	1,541,876
Illinois Finance Authority
Prerefunded 04/01/23 Revenue Bonds
Series 2013
10/01/2049	4.000%	5,575,000	5,868,093
Refunding Revenue Bonds
LEARN Charter School Project Social Bonds
Series 2021
11/01/2041	4.000%	425,000	486,730
Northshore University Health System
Series 2020A
08/15/2036	4.000%	3,000,000	3,562,474
08/15/2038	4.000%	3,500,000	4,135,853
08/15/2040	4.000%	1,750,000	2,058,938
Northwest Community Hospital
Series 2016A
07/01/2038	4.000%	5,000,000	5,589,907
Rush University Medical Center
Series 2015A
11/15/2038	5.000%	20,145,000	22,908,922
Series 2015B
11/15/2039	5.000%	6,590,000	7,489,233
Silver Cross Hospital & Medical Centers
Series 2015C
08/15/2044	5.000%	9,400,000	10,744,879
University of Chicago
Series 2021A
10/01/2031	5.000%	4,000,000	5,343,164
Illinois Housing Development Authority
Revenue Bonds
Series 2019D (GNMA)
10/01/2039	2.950%	2,960,000	3,000,281
Illinois State Toll Highway Authority
Revenue Bonds
Series 2014C
01/01/2036	5.000%	5,000,000	5,648,431
01/01/2039	5.000%	5,000,000	5,628,356
Series 2019A
01/01/2044	4.000%	5,000,000	5,744,437
Toll Highway
Senior Series 2020A
01/01/2045	5.000%	13,340,000	16,667,125

Columbia Tax-Exempt Fund | Quarterly Report 2021	7

Portfolio of Investments   (continued)
Columbia Tax-Exempt Fund, October 31, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Metropolitan Pier & Exposition Authority(f),(g)
Refunding Revenue Bonds
McCormick Place Expansion
Series 2022
12/15/2039	0.000%	3,000,000	1,847,661
12/15/2040	0.000%	3,050,000	1,812,194
12/15/2041	0.000%	2,200,000	1,258,132
Metropolitan Pier & Exposition Authority(g)
Refunding Revenue Bonds
McCormick Place Expansion
Series 2022
06/15/2052	4.000%	3,000,000	3,331,593
Metropolitan Pier & Exposition Authority(f)
Refunding Revenue Bonds
McCormick Place Expansion Project
Series 2012 (BAM)
12/15/2051	0.000%	19,000,000	7,930,868
Metropolitan Pier & Exposition Authority
Refunding Revenue Bonds
McCormick Place Expansion Project
Series 2020
06/15/2050	4.000%	2,400,000	2,646,780
Metropolitan Water Reclamation District of Greater Chicago
Limited General Obligation Refunding Bonds
Series 2007C
12/01/2033	5.250%	13,210,000	18,370,136
Regional Transportation Authority
Revenue Bonds
Series 2002A (NPFGC)
07/01/2031	6.000%	5,400,000	7,418,698
State of Illinois
Refunding Revenue Bonds
Junior Obligation - Build Illinois
Series 2021
06/15/2032	5.000%	4,500,000	5,764,723
06/15/2033	4.000%	1,500,000	1,759,878
Revenue Bonds
1st Series 2002 (NPFGC)
06/15/2023	6.000%	4,000,000	4,357,744
Unlimited General Obligation Bonds
1st Series 2001 (NPFGC)
11/01/2026	6.000%	3,000,000	3,567,956
Rebuild Illinois Program
Series 2019B
11/01/2039	4.000%	7,580,000	8,451,587
Series 2019C
11/01/2042	4.000%	9,925,000	10,970,305
11/01/2043	4.000%	3,000,000	3,309,835
11/01/2044	4.000%	2,000,000	2,202,050
Series 2013
07/01/2038	5.500%	4,125,000	4,436,189
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2013A
04/01/2036	5.000%	8,000,000	8,451,570
Series 2014
02/01/2039	5.000%	15,000,000	16,287,742
Series 2016
11/01/2030	5.000%	5,975,000	6,990,777
Series 2020
05/01/2039	5.500%	2,705,000	3,355,849
Series 2020C
05/01/2024	5.500%	1,000,000	1,119,414
Series 2021A
03/01/2030	5.000%	5,000,000	6,185,356
03/01/2031	5.000%	5,000,000	6,263,020
03/01/2037	5.000%	3,750,000	4,599,001
Unlimited General Obligation Refunding Bonds
Series 2018-A
10/01/2033	5.000%	6,000,000	7,164,130
Total			382,391,972
Indiana 0.0%
Indiana Housing & Community Development Authority
Refunding Revenue Bonds
Series 2020B-1 (GNMA)
07/01/2039	2.050%	450,000	449,588
Iowa 1.7%
Iowa Finance Authority
Refunding Revenue Bonds
Lifespace Communities, Inc.
Series 2021
05/15/2046	4.000%	6,890,000	7,463,621
05/15/2053	4.000%	12,790,000	13,777,740
Revenue Bonds
Council Bluffs, Inc. Project
Series 2018
08/01/2033	5.000%	500,000	520,425
08/01/2038	5.000%	500,000	520,338
Lifespace Communities, Inc.
Series 2018A
05/15/2048	5.000%	9,275,000	10,487,272
PEFA, Inc.
Revenue Bonds
Series 2019 (Mandatory Put 09/01/26)
09/01/2049	5.000%	17,500,000	20,685,745
Total			53,455,141

8	Columbia Tax-Exempt Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Tax-Exempt Fund, October 31, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Kansas 1.0%
University of Kansas Hospital Authority
Improvement Refunding Revenue Bonds
Kansas University Health System
Series 2015
09/01/2045	5.000%	29,000,000	33,223,859
Kentucky 0.4%
Kentucky Economic Development Finance Authority
Refunding Revenue Bonds
Owensboro Health System
Series 2017A
06/01/2041	5.000%	1,750,000	2,031,866
Kentucky Municipal Power Agency
Refunding Revenue Bonds
Forward Delivery Prairie State Project
Series 2020
09/01/2035	5.000%	1,080,000	1,320,935
Series 2015A
09/01/2042	5.000%	6,600,000	7,571,853
Kentucky State Property & Building Commission
Revenue Bonds
Project #119
Series 2018 (BAM)
05/01/2034	5.000%	2,000,000	2,456,394
Total			13,381,048
Louisiana 1.7%
Louisiana Public Facilities Authority
Prerefunded 05/15/26 Revenue Bonds
Ochsner Clinic Foundation Project
Series 2016
05/15/2035	4.000%	25,000	28,509
05/15/2041	4.000%	25,000	28,509
05/15/2047	5.000%	15,000	17,772
Refunding Revenue Bonds
Ochsner Clinic Foundation Project
Series 2016
05/15/2047	5.000%	1,185,000	1,361,848
Series 2017
05/15/2036	5.000%	1,750,000	2,071,758
Revenue Bonds
Provident Group - Flagship Properties
Series 2017
07/01/2047	5.000%	1,400,000	1,604,424
07/01/2052	5.000%	1,600,000	1,829,050
Louisiana Public Facilities Authority(d)
Revenue Bonds
Impala Warehousing LLC Project
Series 2013
07/01/2036	6.500%	16,695,000	17,660,784
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New Orleans Aviation Board(d)
Revenue Bonds
General Airport-North Terminal
Series 2017B
01/01/2048	5.000%	3,725,000	4,364,874
Series 2015B
01/01/2045	5.000%	21,150,000	23,639,200
Parish of St. James(c)
Revenue Bonds
Nustar Logistics LP Project
Series 2011 (Mandatory Put 06/01/25)
08/01/2041	5.850%	2,500,000	2,822,615
Total			55,429,343
Maryland 1.4%
Maryland Community Development Administration
Refunding Revenue Bonds
Series 2019B
09/01/2034	3.000%	3,000,000	3,183,450
09/01/2042	3.350%	2,160,000	2,297,462
Revenue Bonds
Series 2019C
09/01/2034	2.700%	4,000,000	4,193,813
Maryland Economic Development Corp.
Tax Allocation Bonds
Port Covington Project
Series 2020
09/01/2040	4.000%	875,000	985,045
Maryland Health & Higher Educational Facilities Authority
Prerefunded 07/01/24 Revenue Bonds
Western Maryland Health System
Series 2014
07/01/2034	5.250%	6,885,000	7,763,329
Refunding Revenue Bonds
Mercy Medical Center
Series 2016A
07/01/2042	4.000%	5,250,000	5,691,764
Meritus Medical Center Issue
Series 2015
07/01/2045	5.000%	3,000,000	3,343,749
Revenue Bonds
University of Maryland Medical System
Series 2017
07/01/2048	4.000%	7,335,000	8,205,327
Washington Suburban Sanitary Commission
Revenue Bonds
Green Bonds
Series 2020-2
12/01/2030	5.000%	1,445,000	1,914,267
12/01/2031	5.000%	1,515,000	1,999,111

Columbia Tax-Exempt Fund | Quarterly Report 2021	9

Portfolio of Investments   (continued)
Columbia Tax-Exempt Fund, October 31, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2020
12/01/2031	5.000%	4,510,000	5,951,149
Total			45,528,466
Massachusetts 1.6%
Commonwealth of Massachusetts
Refunding Revenue Bonds
Series 2005 (NPFGC)
01/01/2027	5.500%	4,500,000	5,510,628
01/01/2030	5.500%	2,500,000	3,263,980
Massachusetts Bay Transportation Authority
Revenue Bonds
Series 2005B (NPFGC)
07/01/2026	5.500%	1,500,000	1,832,727
Series 2008B
07/01/2027	5.250%	710,000	884,017
Massachusetts Clean Water Trust (The)
Refunding Revenue Bonds
Pool Program
Series 2006
08/01/2030	5.250%	1,000,000	1,335,932
Massachusetts Development Finance Agency(e)
Revenue Bonds
Adventcare Project
Series 2007A
10/15/2028	0.000%	4,605,000	2,072,250
Massachusetts Development Finance Agency(f)
Revenue Bonds
Linden Ponds, Inc. Facility
Subordinated Series 2011B
11/15/2056	0.000%	645,165	403,709
Massachusetts Development Finance Agency
Revenue Bonds
Series 2021V
07/01/2055	5.000%	3,000,000	4,716,961
UMass Boston Student Housing Project
Series 2016
10/01/2048	5.000%	6,360,000	7,038,056
WGBH Educational Foundation
Series 2002A (AMBAC)
01/01/2042	5.750%	2,000,000	3,029,376
Massachusetts Educational Financing Authority(d)
Refunding Revenue Bonds
Series 2016J
07/01/2033	3.500%	2,770,000	2,820,914
Massachusetts Health & Educational Facilities Authority
Revenue Bonds
Tufts University
Series 2009M
02/15/2028	5.500%	1,000,000	1,277,721
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Massachusetts Housing Finance Agency
Revenue Bonds
Special Obligations
Series 2017D
12/01/2047	3.850%	10,000,000	10,694,180
Massachusetts Port Authority(d)
Refunding Revenue Bonds
BosFuel Project
Series 2019A
07/01/2044	4.000%	1,500,000	1,686,874
Massachusetts State College Building Authority(f)
Revenue Bonds
Capital Appreciation
Series 1999A Escrowed to Maturity (NPFGC)
05/01/2023	0.000%	3,000,000	2,982,774
Total			49,550,099
Michigan 4.5%
City of Detroit Sewage Disposal System
Prerefunded 07/01/22 Revenue Bonds
Senior Lien
Series 2012A
07/01/2039	5.250%	11,925,000	12,328,219
Grand Traverse County Hospital Finance Authority
Revenue Bonds
Munson Healthcare
Series 2014A
07/01/2047	5.000%	1,200,000	1,330,266
Great Lakes Water Authority Water Supply System
Revenue Bonds
2nd Lien
Series 2016B
07/01/2046	5.000%	15,385,000	17,973,906
Michigan Finance Authority
Prerefunded 12/01/29 Revenue Bonds
Trinity Health Group
Series 2019
12/01/2040	4.000%	380,000	461,075
Refunding Revenue Bonds
Henry Ford Health System
Series 2016
11/15/2046	4.000%	9,420,000	10,387,745
Senior Lien - Great Lakes Water Authority
Series 2014C-6
07/01/2033	5.000%	1,070,000	1,193,671
Trinity Health Corp.
Series 2017
12/01/2036	4.000%	2,000,000	2,295,280
Trinity Health Credit Group
Series 2019
12/01/2038	4.000%	3,250,000	3,788,342

10	Columbia Tax-Exempt Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Tax-Exempt Fund, October 31, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Beaumont Health Credit Group
Series 2016S
11/01/2044	5.000%	16,760,000	19,335,905
CHE Trinity Health
Series 2019
12/01/2040	4.000%	5,620,000	6,515,305
Henry Ford Health System
Series 2019A
11/15/2050	4.000%	4,400,000	4,929,629
Local Government Loan Program - Great Lakes Water Authority
Series 2015
07/01/2034	5.000%	7,095,000	8,141,401
07/01/2035	5.000%	4,830,000	5,540,464
Michigan State Hospital Finance Authority
Refunding Revenue Bonds
Ascension Health Senior Care Group
Series 2010F-4
11/15/2047	5.000%	1,250,000	1,556,486
Michigan State Housing Development Authority
Revenue Bonds
Series 2018A
10/01/2048	4.050%	5,000,000	5,418,518
Michigan Strategic Fund(d)
Revenue Bonds
I-75 Improvement Project
Series 2018
12/31/2043	5.000%	8,000,000	9,492,636
06/30/2048	5.000%	3,000,000	3,536,978
Paw Paw Public Schools
Unlimited General Obligation Refunding Bonds
Series 1998 (NPFGC) (Qualified School Board Loan Fund)
05/01/2025	5.000%	1,020,000	1,106,987
Royal Oak Hospital Finance Authority
Refunding Revenue Bonds
William Beaumont Hospital
Series 2014D
09/01/2039	5.000%	9,425,000	10,363,246
St. John’s Public Schools
Unlimited General Obligation Refunding Bonds
Series 1998 (NPFGC) (Qualified School Bond Loan Fund)
05/01/2025	5.100%	1,790,000	1,948,954
Wayne County Airport Authority(d)
Refunding Revenue Bonds
Series 2015F
12/01/2033	5.000%	11,495,000	13,292,073
Revenue Bonds
Series 2017B
12/01/2047	5.000%	1,000,000	1,195,745
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Wayne County Airport Authority
Revenue Bonds
Series 2015D
12/01/2045	5.000%	1,945,000	2,253,294
Williamston Community School District
Unlimited General Obligation Bonds
Series 1996 (NPFGC) (Qualified School Bond Loan Fund)
05/01/2025	5.500%	405,000	444,241
Total			144,830,366
Minnesota 4.1%
City of Blaine
Refunding Revenue Bonds
Crest View Senior Community Project
Series 2015
07/01/2045	6.125%	9,775,000	9,277,687
City of Brooklyn Center
Revenue Bonds
Sanctuary Brooklyn Center Project
Series 2016
11/01/2035	5.500%	1,480,000	1,194,205
City of Minneapolis
Revenue Bonds
Fairview Health Services
Series 2018A
11/15/2048	4.000%	5,000,000	5,591,470
City of Wayzata
Refunding Revenue Bonds
Folkstone Senior Living Co.
Series 2019
08/01/2049	5.000%	1,000,000	1,067,451
County of Hennepin
Unlimited General Obligation Bonds
Series 2020C
12/15/2036	5.000%	9,430,000	12,081,712
12/15/2037	5.000%	9,900,000	12,652,473
Housing & Redevelopment Authority of The City of St. Paul
Prerefunded 11/15/25 Revenue Bonds
HealthEast Care System Project
Series 2015
11/15/2030	5.000%	900,000	1,056,787
11/15/2040	5.000%	935,000	1,097,884
Refunding Revenue Bonds
Fairview Health Services
Series 2017
11/15/2047	5.000%	3,000,000	3,577,455
Southern Minnesota Municipal Power Agency(f)
Revenue Bonds
Capital Appreciation
Series 1994A (NPFGC)
01/01/2022	0.000%	20,000,000	19,992,662
01/01/2023	0.000%	26,500,000	26,369,819
01/01/2025	0.000%	17,500,000	17,037,928

Columbia Tax-Exempt Fund | Quarterly Report 2021	11

Portfolio of Investments   (continued)
Columbia Tax-Exempt Fund, October 31, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
St. Cloud Housing & Redevelopment Authority(e)
Revenue Bonds
Sanctuary St. Cloud Project
Series 2016A
08/01/2036	0.000%	7,125,000	6,056,250
State of Minnesota
Unlimited General Obligation Bonds
Series 2020A
08/01/2035	5.000%	9,845,000	12,794,225
Total			129,848,008
Mississippi 0.2%
County of Lowndes
Refunding Revenue Bonds
Weyerhaeuser Co. Project
Series 1992A
04/01/2022	6.800%	2,470,000	2,531,767
Medical Center Educational Building Corp.
Refunding Revenue Bonds
University of Mississippi Medical Center
Series 1998B (AMBAC)
12/01/2023	5.500%	2,520,000	2,661,207
Total			5,192,974
Missouri 2.0%
Cape Girardeau County Industrial Development Authority
Refunding Revenue Bonds
SoutheastHEALTH
Series 2017
03/01/2032	5.000%	500,000	581,713
03/01/2036	5.000%	1,250,000	1,444,565
Health & Educational Facilities Authority
Refunding Revenue Bonds
Mosaic Health System
Series 2019
02/15/2049	4.000%	3,200,000	3,608,573
Health & Educational Facilities Authority of the State of Missouri
Revenue Bonds
Lutheran Senior Services
Series 2014
02/01/2035	5.000%	7,350,000	7,858,796
02/01/2044	5.000%	12,725,000	13,544,937
Kansas City Industrial Development Authority(d)
Revenue Bonds
Kansas City International Airport
Series 2020A
03/01/2045	4.000%	6,000,000	6,722,467
Kirkwood Industrial Development Authority
Refunding Revenue Bonds
Aberdeen Heights Project
Series 2017
05/15/2037	5.250%	2,205,000	2,452,739
05/15/2042	5.250%	2,290,000	2,526,417
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Missouri Development Finance Board(d)
Revenue Bonds
Procter & Gamble Paper Products
Series 1999
03/15/2029	5.200%	6,385,000	7,994,144
Missouri Housing Development Commission
Revenue Bonds
First Place Homeownership Loan Program
Series 2020A (GNMA)
11/01/2040	2.550%	1,430,000	1,462,750
11/01/2045	2.700%	1,155,000	1,180,518
Missouri Joint Municipal Electric Utility Commission
Refunding Revenue Bonds
Series 2016A
12/01/2041	4.000%	10,000,000	10,880,066
St. Louis County Industrial Development Authority
Revenue Bonds
Friendship Village Sunset Hills
Series 2013A
09/01/2033	5.500%	2,750,000	2,930,799
Total			63,188,484
Montana 0.0%
City of Kalispell
Refunding Revenue Bonds
Immanuel Lutheran Corp. Project
Series 2017
05/15/2052	5.250%	1,080,000	1,159,941
Nebraska 1.8%
Douglas County Hospital Authority No. 2
Revenue Bonds
Madonna Rehabilitation Hospital
Series 2014
05/15/2029	5.000%	2,125,000	2,320,164
05/15/2030	5.000%	2,000,000	2,177,918
05/15/2036	5.000%	1,000,000	1,083,482
05/15/2044	5.000%	6,400,000	6,934,283
Douglas County Hospital Authority No. 3
Refunding Revenue Bonds
Health Facilities - Nebraska Methodist Health System
Series 2015
11/01/2045	5.000%	12,500,000	14,283,982
Nebraska Educational Health Cultural & Social Services Finance Authority
Refunding Revenue Bonds
Immanuel Obligated Group
Series 2019
01/01/2044	4.000%	7,500,000	8,377,840
01/01/2049	4.000%	20,595,000	22,998,539

12	Columbia Tax-Exempt Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Tax-Exempt Fund, October 31, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Nebraska Investment Finance Authority
Revenue Bonds
Series 2019D
09/01/2042	3.050%	260,000	266,628
Total			58,442,836
Nevada 0.3%
Carson City
Prerefunded 09/01/22 Revenue Bonds
Carson Tahoe Regional Medical Center
Series 2012
09/01/2033	5.000%	2,500,000	2,595,183
City of Carson City
Refunding Revenue Bonds
Carson Tahoe Regional Medical Center
Series 2017
09/01/2042	5.000%	1,120,000	1,324,568
Revenue Bonds
Carson Tahoe Regional Medical Center
Series 2017
09/01/2047	5.000%	2,320,000	2,740,706
State of Nevada Department of Business & Industry(c)
Revenue Bonds
Somerset Academy
Series 2015A
12/15/2035	5.000%	1,025,000	1,131,030
Series 2018A
12/15/2038	5.000%	835,000	917,239
Total			8,708,726
New Hampshire 0.6%
New Hampshire Business Finance Authority
Revenue Bonds
Municipal Certificates
Series 2020A-1
01/20/2034	4.125%	9,565,476	11,299,146
New Hampshire Business Finance Authority(c)
Revenue Bonds
The Vista Project
Series 2019A
07/01/2039	5.250%	1,550,000	1,638,120
New Hampshire Health & Education Facilities Authority Act
Refunding Revenue Bonds
Elliot Hospital
Series 2016
10/01/2038	5.000%	3,150,000	3,655,911
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New Hampshire Health & Education Facilities Authority Act(e)
Revenue Bonds
Hillside Village
Series 2017A
07/01/2037	0.000%	1,750,000	927,500
07/01/2042	0.000%	1,000,000	530,000
Total			18,050,677
New Jersey 3.3%
City of Atlantic City
Unlimited General Obligation Bonds
Tax Appeal
Series 2017B (AGM)
03/01/2037	5.000%	910,000	1,074,615
Middlesex County Improvement Authority(e)
Revenue Bonds
Heldrich Center Hotel
Series 2005C
01/01/2037	0.000%	1,500,000	15
New Jersey Economic Development Authority
Prerefunded 06/15/25 Revenue Bonds
Series 2015WW
06/15/2040	5.250%	150,000	175,789
Refunding Revenue Bonds
School Facilities Construction
Series 2005N-1 (AGM)
09/01/2025	5.500%	14,500,000	17,131,931
Series 2005N-1 (NPFGC)
09/01/2027	5.500%	5,000,000	6,275,403
Subordinated Series 2017A
07/01/2034	4.000%	1,750,000	1,945,899
Revenue Bonds
Self-Designated Social Bonds
Series 2021
06/15/2050	4.000%	1,500,000	1,681,591
Series 2017DDD
06/15/2042	5.000%	1,250,000	1,461,392
Unrefunded Revenue Bonds
Series 2015WW
06/15/2040	5.250%	2,600,000	2,971,003
New Jersey Educational Facilities Authority
Revenue Bonds
Green Bonds
Series 2020A
07/01/2045	5.000%	1,800,000	2,186,592
New Jersey Housing & Mortgage Finance Agency
Refunding Revenue Bonds
Series 2020E (HUD)
10/01/2040	2.250%	4,710,000	4,697,879

Columbia Tax-Exempt Fund | Quarterly Report 2021	13

Portfolio of Investments   (continued)
Columbia Tax-Exempt Fund, October 31, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New Jersey Transportation Trust Fund Authority
Refunding Revenue Bonds
Federal Highway Reimbursement
Series 2018
06/15/2031	5.000%	5,500,000	6,417,216
Transportation System
Series 2018A
12/15/2034	5.000%	6,000,000	7,321,718
Series 2019
12/15/2032	5.000%	2,600,000	3,249,690
12/15/2039	5.000%	1,400,000	1,712,684
Revenue Bonds
Series 2019BB
06/15/2050	5.000%	10,000,000	11,898,378
Series 2020AA
06/15/2050	5.000%	7,000,000	8,558,591
Transportation Program
Series 2019
06/15/2046	5.000%	3,500,000	4,176,292
New Jersey Turnpike Authority
Refunding Revenue Bonds
Series 2005A (AGM)
01/01/2030	5.250%	2,000,000	2,632,205
Revenue Bonds
Series 2004C-2 (AMBAC)
01/01/2025	5.500%	2,500,000	2,888,659
State of New Jersey
Unlimited General Obligation Bonds
COVID-19 Emergency Bonds
Series 2020
06/01/2031	4.000%	1,250,000	1,518,090
Tobacco Settlement Financing Corp.
Refunding Revenue Bonds
Series 2018A
06/01/2046	5.000%	7,220,000	8,394,442
06/01/2046	5.250%	2,000,000	2,369,083
Subordinated Series 2018B
06/01/2046	5.000%	3,845,000	4,423,596
Total			105,162,753
New Mexico 0.2%
New Mexico Mortgage Finance Authority
Revenue Bonds
Single Family Mortgage Program
Series 2019C Class I (GNMA)
07/01/2034	3.050%	1,860,000	1,980,094
07/01/2039	3.350%	1,565,000	1,678,948
07/01/2044	3.600%	3,260,000	3,474,103
Total			7,133,145
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New York 4.7%
Build NYC Resource Corp.(c),(d)
Refunding Revenue Bonds
Pratt Paper, Inc. Project
Series 2014
01/01/2025	4.500%	355,000	378,242
City of New York
Unlimited General Obligation Bonds
Series 2020C
08/01/2033	5.000%	1,500,000	1,923,654
Housing Development Corp.
Revenue Bonds
Sustainable Neighborhood
Series 2017G
11/01/2042	3.600%	4,000,000	4,256,387
Hudson Yards Infrastructure Corp.
Refunding Revenue Bonds
Green Bonds
Series 2021
02/15/2037	4.000%	4,300,000	5,157,820
Long Island Power Authority
Refunding Revenue Bonds
Series 2021A
09/01/2037	4.000%	2,150,000	2,574,401
09/01/2038	4.000%	2,900,000	3,449,684
Metropolitan Transportation Authority
Revenue Bonds
BAN Series 2019D-1
09/01/2022	5.000%	6,650,000	6,907,962
BAN Series 2019F
11/15/2022	5.000%	2,000,000	2,096,310
Green Bonds
Series 2020C-1
11/15/2050	5.000%	4,915,000	5,840,663
New York City Housing Development Corp.
Revenue Bonds
Sustainable Neighborhood
Series 2019
11/01/2044	3.150%	8,000,000	8,216,434
New York City Transitional Finance Authority
Revenue Bonds
Future Tax Secured
Subordinated Series 2020
05/01/2040	4.000%	4,500,000	5,243,050
Subordinated Series 2020D
11/01/2040	4.000%	10,000,000	11,651,221
New York Counties Tobacco Trust VI
Tobacco Settlement Pass-Through Bonds
Series 2016
06/01/2045	5.000%	1,860,000	2,074,543

14	Columbia Tax-Exempt Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Tax-Exempt Fund, October 31, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New York State Dormitory Authority
Refunding Revenue Bonds
Catholic Health System Obligation Group
Series 2019
07/01/2045	4.000%	1,000,000	1,066,108
Series 2019A-3
03/15/2041	5.000%	7,000,000	8,691,867
Revenue Bonds
Independent School District-Educational Housing Services
Series 2005 (AMBAC)
07/01/2030	5.250%	3,000,000	3,522,563
School District Finance Program
Series 2020A (AGM)
10/01/2024	5.000%	2,250,000	2,546,569
Series 2020A
07/01/2053	4.000%	4,000,000	4,581,394
New York State Urban Development Corp.
Revenue Bonds
Series 2020A
03/15/2036	5.000%	2,500,000	3,192,118
New York Transportation Development Corp.
Refunding Revenue Bonds
Terminal 4 John F. Kennedy International Airport Project
Series 2020
12/01/2040	4.000%	1,800,000	2,042,072
New York Transportation Development Corp.(d)
Revenue Bonds
Delta Air Lines, Inc. Laguardia
Series 2020
10/01/2035	5.000%	8,000,000	9,903,795
New York State Thruway Service Areas Project
Series 2021
10/31/2041	4.000%	1,430,000	1,632,233
Port Authority of New York & New Jersey(d)
Refunding Revenue Bonds
Consolidated 197th
Series 2016-197
11/15/2036	5.000%	2,550,000	3,012,091
Consolidated 206th
Series 2017-206
11/15/2047	5.000%	1,895,000	2,246,588
Revenue Bonds
Consolidated 218th
Series 2019
11/01/2037	4.000%	4,000,000	4,659,225
11/01/2041	4.000%	1,000,000	1,163,954
Consolidated Bonds
Series 221
07/15/2039	4.000%	6,500,000	7,527,727
07/15/2040	4.000%	6,000,000	6,929,761
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
State of New York Mortgage Agency
Refunding Revenue Bonds
Series 2018-211
10/01/2043	3.750%	11,620,000	12,385,599
Ulster County Capital Resource Corp.(c)
Refunding Revenue Bonds
Woodland Pond at New Paltz
Series 2017
09/15/2042	5.250%	2,480,000	2,487,286
09/15/2047	5.250%	3,025,000	2,986,858
09/15/2053	5.250%	6,240,000	6,097,971
Westchester County Local Development Corp.
Refunding Revenue Bonds
Westchester Medical Center
Series 2016
11/01/2046	5.000%	4,000,000	4,558,929
Total			151,005,079
North Carolina 1.6%
City of Charlotte Water & Sewer System
Refunding Revenue Bonds
Series 2020
07/01/2032	5.000%	1,625,000	2,126,207
07/01/2033	5.000%	2,250,000	2,935,492
07/01/2034	5.000%	1,900,000	2,472,484
Durham Housing Authority
Prerefunded 01/31/23 Revenue Bonds
Magnolia Pointe Apartments
Series 2005
02/01/2038	5.650%	2,861,642	3,041,763
North Carolina Department of Transportation(d)
Revenue Bonds
I-77 Hot Lanes Project
Series 2015
06/30/2054	5.000%	12,500,000	13,558,180
North Carolina Medical Care Commission(g)
Refunding Revenue Bonds
Series 2021C
03/01/2042	4.000%	2,500,000	2,624,080
North Carolina Medical Care Commission
Refunding Revenue Bonds
Sharon Towers
Series 2019A
07/01/2039	5.000%	1,650,000	1,846,445
07/01/2044	5.000%	2,260,000	2,513,226
Revenue Bonds
Novant Health Obligated Group
Series 2019A
11/01/2052	4.000%	2,815,000	3,179,903

Columbia Tax-Exempt Fund | Quarterly Report 2021	15

Portfolio of Investments   (continued)
Columbia Tax-Exempt Fund, October 31, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
North Carolina Turnpike Authority
Revenue Bonds
Senior Lien - Triangle Expressway
Series 2019
01/01/2049	5.000%	7,000,000	8,404,686
North Carolina Turnpike Authority(f)
Revenue Bonds
Series 2017C
07/01/2030	0.000%	445,000	335,133
07/01/2034	0.000%	1,135,000	691,418
Series 2019
01/01/2044	0.000%	4,000,000	2,124,233
Triangle Expressway System
Series 2019
01/01/2042	0.000%	6,550,000	3,749,273
01/01/2043	0.000%	3,500,000	1,929,172
Total			51,531,695
North Dakota 0.3%
North Dakota Housing Finance Agency
Revenue Bonds
Home Mortgage Program
Series 2019
07/01/2043	3.050%	2,020,000	2,105,497
Housing Finance Program
Series 2017 (FHA)
07/01/2037	3.450%	1,435,000	1,510,162
Housing Finance Program-Home Mortgage Finance
Series 2018
07/01/2042	3.950%	4,880,000	5,180,963
Total			8,796,622
Ohio 2.4%
American Municipal Power, Inc.
Revenue Bonds
AMP Fremont Energy Center Project
Series 2012
02/15/2037	5.000%	13,220,000	13,401,401
Buckeye Tobacco Settlement Financing Authority
Refunded Revenue Bonds
Series 2020A-2 Class 1
06/01/2039	4.000%	2,000,000	2,273,367
Refunding Senior Revenue Bonds
Series 2020B-2
06/01/2055	5.000%	13,400,000	15,036,665
County of Hamilton
Revenue Bonds
Cincinnati Children’s Hospital Project
Series 2019
11/15/2049	5.000%	10,000,000	15,121,247
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
County of Marion
Refunding Revenue Bonds
United Church Homes, Inc.
Series 2019
12/01/2049	5.125%	625,000	675,973
Lake County Port & Economic Development Authority(c),(e)
Revenue Bonds
1st Mortgage - Tapestry Wickliffe LLC
Series 2017
12/01/2037	0.000%	6,000,000	2,130,000
12/01/2052	0.000%	1,500,000	532,500
Ohio Air Quality Development Authority(c),(d)
Revenue Bonds
Pratt Paper LLC Project
Series 2017
01/15/2038	4.250%	1,000,000	1,135,614
Ohio Turnpike & Infrastructure Commission
Refunding Revenue Bonds
Series 1998A (NPFGC)
02/15/2026	5.500%	3,000,000	3,532,576
State of Ohio
Refunding Revenue Bonds
Cleveland Clinic Health System
Series 2017
01/01/2036	4.000%	4,500,000	5,178,788
State of Ohio(d)
Revenue Bonds
Portsmouth Bypass Project
Series 2015
06/30/2053	5.000%	9,835,000	10,919,667
Toledo-Lucas County Port Authority
Revenue Bonds
University of Toledo Project
Series 2014
07/01/2046	5.000%	5,000,000	5,283,034
Special Assessment Bonds
Town Square - Levis Commons Project
Series 2016
11/01/2036	5.400%	1,445,649	1,280,617
Total			76,501,449
Oklahoma 0.1%
Tulsa County Industrial Authority
Refunding Revenue Bonds
Montereau, Inc. Project
Series 2017
11/15/2045	5.250%	2,000,000	2,269,289

16	Columbia Tax-Exempt Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Tax-Exempt Fund, October 31, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Oregon 0.5%
City of Forest Grove
Prerefunded 05/01/22 Revenue Bonds
Campus Improvement Pacific University Project
Series 2014
05/01/2040	5.000%	1,500,000	1,534,468
Clackamas County Hospital Facility Authority
Refunding Revenue Bonds
Rose Villa Project
Series 2020A
11/15/2050	5.250%	1,000,000	1,094,625
Hospital Facilities Authority of Multnomah County
Refunding Revenue Bonds
Mirabella at South Waterfront
Series 2014A
10/01/2044	5.400%	3,225,000	3,449,572
Medford Hospital Facilities Authority
Refunding Revenue Bonds
Asante Project
Series 2020A
08/15/2037	5.000%	2,900,000	3,667,124
Port of Portland Airport(d)
Revenue Bonds
Series 2017-24B
07/01/2034	5.000%	1,355,000	1,598,670
07/01/2042	5.000%	2,000,000	2,339,353
State of Oregon Housing & Community Services Department
Revenue Bonds
Series 2017D
01/01/2038	3.450%	3,485,000	3,635,240
Total			17,319,052
Pennsylvania 8.1%
Bucks County Industrial Development Authority
Revenue Bonds
St. Luke’s University Health Network
Series 2019
08/15/2050	4.000%	4,000,000	4,480,584
Commonwealth Financing Authority
Revenue Bonds
Tobacco Master Settlement Payment
Series 2018
06/01/2034	5.000%	1,000,000	1,209,717
Commonwealth of Pennsylvania
Refunding Certificate of Participation
Series 2018A
07/01/2043	5.000%	2,500,000	2,960,213
Cumberland County Municipal Authority
Prerefunded 01/01/25 Revenue Bonds
Diakon Lutheran Social Ministries Project
Series 2015
01/01/2038	5.000%	865,000	985,516
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Refunding Revenue Bonds
Diakon Lutheran Social Ministries Project
Series 2015
01/01/2038	5.000%	7,975,000	8,715,030
Delaware Valley Regional Finance Authority
Revenue Bonds
Series 1997C (AMBAC)
07/01/2027	7.750%	1,000,000	1,367,244
Franklin County Industrial Development Authority
Refunding Revenue Bonds
Menno-Haven, Inc. Project
Series 2018
12/01/2048	5.000%	1,300,000	1,409,970
Geisinger Authority
Refunding Revenue Bonds
Geisinger Health System
Series 2017
02/15/2039	4.000%	6,000,000	6,697,862
Montgomery County Industrial Development Authority
Refunding Revenue Bonds
Albert Einstein HealthCare Network
Series 2015
01/15/2045	5.250%	6,000,000	6,761,858
Meadowood Senior Living Project
Series 2018
12/01/2048	5.000%	2,000,000	2,237,233
Northampton County General Purpose Authority
Refunding Revenue Bonds
St. Luke’s University Health Network
Series 2018
08/15/2048	4.000%	20,000,000	22,381,222
Pennsylvania Economic Development Financing Authority
Refunding Revenue Bonds
Series 2017A
11/15/2042	4.000%	30,000,000	33,784,065
Pennsylvania Economic Development Financing Authority(c),(e)
Refunding Revenue Bonds
Tapestry Moon Senior Housing Project
Series 2018
12/01/2053	0.000%	5,625,000	2,250,000
Pennsylvania Economic Development Financing Authority(d)
Revenue Bonds
PA Bridges Finco LP
Series 2015
12/31/2038	5.000%	1,625,000	1,893,718
06/30/2042	5.000%	29,375,000	34,049,121
Proctor & Gamble Paper Project
Series 2001
03/01/2031	5.375%	1,000,000	1,319,305

Columbia Tax-Exempt Fund | Quarterly Report 2021	17

Portfolio of Investments   (continued)
Columbia Tax-Exempt Fund, October 31, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Pennsylvania Housing Finance Agency
Refunding Revenue Bonds
Series 2017-124B
10/01/2037	3.500%	16,000,000	16,675,086
Revenue Bonds
Series 2019-129
10/01/2039	3.150%	7,730,000	8,112,194
Pennsylvania Turnpike Commission
Refunding Revenue Bonds
Subordinated Series 2015A-1
12/01/2045	5.250%	25,295,000	29,235,000
Subordinated Series 2016A-1
12/01/2046	5.000%	5,000,000	5,704,218
Revenue Bonds
Series 2014B
12/01/2044	5.250%	10,000,000	11,370,157
Subordinated Series 2014A-1
12/01/2043	5.000%	16,940,000	18,977,733
Subordinated Series 2017B-1
06/01/2042	5.000%	15,000,000	17,697,909
Subordinated Series 2018B
12/01/2043	5.000%	7,000,000	8,527,977
Philadelphia Authority for Industrial Development
Revenue Bonds
First Philadelphia Preparatory Charter School
Series 2014
06/15/2043	7.250%	5,475,000	6,191,304
School District of Philadelphia (The)
Limited General Obligation Bonds
Series 2018A
09/01/2037	5.000%	1,000,000	1,219,877
Series 2018B
09/01/2043	5.000%	985,000	1,190,723
Westmoreland County Municipal Authority(f)
Revenue Bonds
Capital Appreciation
Series 1999A (NPFGC)
08/15/2022	0.000%	2,000,000	1,994,460
Total			259,399,296
Puerto Rico 1.4%
Commonwealth of Puerto Rico(e),(h)
Unlimited General Obligation Refunding & Public Improvement Bonds
Series 2014A
07/01/2035	0.000%	6,000,000	5,280,000
Puerto Rico Electric Power Authority(e),(h)
Revenue Bonds
Series 2010XX
07/01/2040	0.000%	3,000,000	2,943,750
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2012A
07/01/2042	0.000%	7,000,000	6,842,500
Puerto Rico Highway & Transportation Authority(e),(h)
Revenue Bonds
Series 2005K
07/01/2030	0.000%	2,000,000	1,115,000
Series 2007M
07/01/2037	0.000%	2,000,000	1,115,000
Unrefunded Revenue Bonds
Series 2003G
07/01/2042	0.000%	1,930,000	1,075,975
Puerto Rico Public Finance Corp.(h)
Revenue Bonds
Commonwealth Appropriation
Series 2002E Escrowed to Maturity (AMBAC)
08/01/2027	5.500%	450,000	563,489
Unrefunded Revenue Bonds
Commonwealth Appropriation
Series 2002E Escrowed to Maturity
08/01/2026	6.000%	2,470,000	3,065,369
Series 2002E Escrowed to Maturity (AMBAC)
08/01/2027	5.500%	1,050,000	1,314,807
Puerto Rico Sales Tax Financing Corp.(f),(h)
Revenue Bonds
Series 2018A-1
07/01/2046	0.000%	43,459,000	14,113,223
Puerto Rico Sales Tax Financing Corp.(h)
Revenue Bonds
Series 2019A1
07/01/2058	5.000%	7,000,000	7,902,633
Total			45,331,746
South Carolina 1.0%
Piedmont Municipal Power Agency
Unrefunded Revenue Bonds
Series 1993 (NPFGC)
01/01/2025	5.375%	10,940,000	12,526,299
South Carolina Jobs-Economic Development Authority
Prerefunded 11/01/24 Revenue Bonds
York Preparatory Academy Project
Series 2014A
11/01/2033	7.000%	910,000	1,082,755
11/01/2045	7.250%	3,935,000	4,711,204
Refunding Revenue Bonds
Bon Secours Mercy Health, Inc.
Series 2020
12/01/2046	5.000%	4,200,000	5,172,565
Revenue Bonds
York Preparatory Academy Project
Series 2014A Escrowed to Maturity
11/01/2023	5.750%	480,000	506,158

18	Columbia Tax-Exempt Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Tax-Exempt Fund, October 31, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
South Carolina Ports Authority(d)
Revenue Bonds
Series 2018
07/01/2048	5.000%	4,260,000	5,121,993
07/01/2055	5.000%	1,380,000	1,652,102
South Carolina State Housing Finance & Development Authority
Revenue Bonds
Series 2020A
07/01/2035	2.650%	975,000	1,015,942
07/01/2040	3.000%	975,000	1,021,515
Total			32,810,533
South Dakota 0.6%
South Dakota Health & Educational Facilities Authority
Refunding Revenue Bonds
Sanford Obligated Group
Series 2015
11/01/2035	5.000%	2,500,000	2,881,052
11/01/2045	5.000%	6,920,000	7,916,333
Revenue Bonds
Regional Health
Series 2017
09/01/2040	5.000%	6,500,000	7,687,017
Total			18,484,402
Tennessee 1.4%
Chattanooga Health Educational & Housing Facility Board
Refunding Revenue Bonds
Student Housing - CDFI Phase I
Series 2015
10/01/2032	5.000%	1,300,000	1,441,436
10/01/2035	5.000%	645,000	712,360
Greeneville Health & Educational Facilities Board
Refunding Revenue Bonds
Ballad Health Obligation Group
Series 2018
07/01/2035	5.000%	1,000,000	1,216,563
07/01/2040	4.000%	7,200,000	8,138,812
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board
Revenue Bonds
Vanderbilt University Medical Center
Series 2016
07/01/2046	5.000%	6,800,000	7,936,954
Series 2017A
07/01/2048	5.000%	1,665,000	1,981,516
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New Memphis Arena Public Building Authority(f)
Revenue Bonds
City of Memphis Project
Series 2021
04/01/2041	0.000%	1,500,000	911,838
04/01/2043	0.000%	1,500,000	853,067
04/01/2045	0.000%	1,500,000	797,479
04/01/2046	0.000%	750,000	385,583
Shelby County Health Educational & Housing Facilities Board
Revenue Bonds
Farms at Bailey Station (The)
Series 2019
10/01/2054	5.750%	12,000,000	12,908,407
Tennessee Housing Development Agency
Revenue Bonds
3rd Issue
Series 2017
07/01/2037	3.400%	915,000	974,759
07/01/2042	3.600%	605,000	638,053
Issue 3
Series 2018
01/01/2049	3.950%	6,500,000	6,795,445
Total			45,692,272
Texas 8.1%
Central Texas Regional Mobility Authority
Prerefunded 01/01/23 Revenue Bonds
Senior Lien
Series 2013A
01/01/2033	5.000%	2,700,000	2,847,855
Prerefunded 07/01/25 Revenue Bonds
Senior Lien
Series 2015A
01/01/2045	5.000%	3,000,000	3,483,715
Central Texas Regional Mobility Authority(f)
Revenue Bonds
Capital Appreciation
Series 2010
01/01/2025	0.000%	2,000,000	1,927,069
Central Texas Turnpike System
Refunding Revenue Bonds
Series 2020A
08/15/2039	5.000%	2,400,000	3,025,868
Subordinated Series 2015C
08/15/2037	5.000%	10,000,000	11,169,555
08/15/2042	5.000%	14,730,000	16,428,350
City of Austin Airport System(d)
Revenue Bonds
Series 2017B
11/15/2041	5.000%	1,000,000	1,180,309
11/15/2046	5.000%	3,000,000	3,533,971

Columbia Tax-Exempt Fund | Quarterly Report 2021	19

Portfolio of Investments   (continued)
Columbia Tax-Exempt Fund, October 31, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2019B
11/15/2044	5.000%	6,500,000	7,917,907
City of Houston Airport System(d)
Revenue Bonds
Subordinated Series 2020A
07/01/2047	4.000%	4,200,000	4,727,030
Clifton Higher Education Finance Corp.
Revenue Bonds
Idea Public Schools
Series 2012
08/15/2032	5.000%	2,165,000	2,226,205
08/15/2042	5.000%	5,575,000	5,717,639
Series 2013
08/15/2033	6.000%	990,000	1,073,746
International Leadership
Series 2015
08/15/2038	5.750%	3,000,000	3,422,277
International Leadership of Texas
Series 2015
08/15/2045	5.750%	10,500,000	11,879,281
Series 2015A
12/01/2035	5.000%	2,200,000	2,446,777
12/01/2045	5.000%	1,100,000	1,206,008
Collin County Community College District
Limited General Obligation Bonds
Series 2020A
08/15/2036	4.000%	1,250,000	1,490,555
Dallas Love Field(d)
Revenue Bonds
Series 2017
11/01/2034	5.000%	750,000	887,325
11/01/2035	5.000%	1,000,000	1,183,730
Dallas/Fort Worth International Airport(d)
Refunding Revenue Bonds
Series 2014A
11/01/2032	5.000%	3,400,000	3,686,288
Dallas/Fort Worth International Airport
Refunding Revenue Bonds
Series 2020A
11/01/2035	4.000%	1,250,000	1,469,440
Deaf Smith County Hospital District
Limited General Obligation Refunding Bonds
Series 2017
03/01/2030	5.000%	1,000,000	1,168,943
03/01/2034	5.000%	645,000	749,572
Grand Parkway Transportation Corp.
Refunding Revenue Bonds
Grand Parkway System
Series 2020C
10/01/2045	4.000%	13,010,000	14,932,533
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Harris County Flood Control District
Limited General Obligation Bonds
Series 2020A
10/01/2032	5.000%	5,500,000	7,047,549
Harris County Toll Road Authority (The)
Refunding Revenue Bonds
Senior Lien
Series 2018A
08/15/2048	4.000%	4,000,000	4,534,101
Katy Independent School District
Unlimited General Obligation Bonds
Series 2020
02/15/2034	4.000%	3,020,000	3,630,947
New Hope Cultural Education Facilities Finance Corp.
Prerefunded 04/01/25 Revenue Bonds
Collegiate Housing Tarleton State University
Series 2015
04/01/2047	5.000%	2,995,000	3,453,038
Prerefunded 04/01/27 Revenue Bonds
Texas A&M University - Corpus Christi
Series 2017
04/01/2042	5.000%	2,000,000	2,437,964
Refunding Revenue Bonds
Texas Children’s Health System
Series 2017A
08/15/2040	4.000%	7,015,000	7,852,428
Revenue Bonds
Cardinal Bay Senior Living/Village on the Park
Series 2016
07/01/2046	5.000%	3,335,000	2,527,907
Cardinal Bay, Inc. - Village on the Park
Series 2016
07/01/2031	4.000%	1,000,000	818,196
07/01/2051	4.750%	6,745,000	4,736,987
Collegiate Housing College Station
Series 2014
04/01/2046	5.000%	7,250,000	7,574,693
New Hope Cultural Education Facilities Finance Corp.(e)
Revenue Bonds
Bridgemoor Plano Project
Series 2018
12/01/2053	0.000%	9,000,000	6,248,035
New Hope Cultural Education Facilities Finance Corp.(c)
Revenue Bonds
Jubilee Academic Center Project
Series 2017
08/15/2037	5.000%	940,000	924,945
North Texas Tollway Authority
Refunding Revenue Bonds
2nd Tier
Series 2015A
01/01/2038	5.000%	9,230,000	10,396,112

20	Columbia Tax-Exempt Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Tax-Exempt Fund, October 31, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2019A
01/01/2037	4.000%	5,000,000	5,820,157
Northwest Independent School District
Unlimited General Obligation Refunding Bonds
Series 2020
02/15/2034	4.000%	2,250,000	2,728,686
02/15/2038	4.000%	2,320,000	2,784,491
02/15/2040	4.000%	1,415,000	1,691,258
Pottsboro Higher Education Finance Corp.
Revenue Bonds
Series 2016A
08/15/2036	5.000%	390,000	425,790
Red River Health Facilities Development Corp.
Revenue Bonds
MRC Crossings Project
Series 2014A
11/15/2034	7.500%	2,000,000	2,191,629
Sanger Industrial Development Corp.(c),(d),(e)
Revenue Bonds
Texas Pellets Project
Series 2012B
07/01/2038	0.000%	34,645,000	8,661,250
Tarrant County Cultural Education Facilities Finance Corp.
Refunding Revenue Bonds
Trinity Terrace Project
Series 2014
10/01/2044	5.000%	2,500,000	2,715,671
10/01/2049	5.000%	1,870,000	2,027,444
Tarrant County Cultural Education Facilities Finance Corp.(e)
Revenue Bonds
CC Young Memorial Home
Series 2009A
02/15/2038	0.000%	3,500,000	2,450,000
Texas Municipal Gas Acquisition & Supply Corp. III
Refunding Revenue Bonds
Senior
Series 2021
12/15/2032	5.000%	1,000,000	1,307,028
Texas Private Activity Bond Surface Transportation Corp.
Refunding Revenue Bonds
LBJ Infrastructure Group LLC I-635 Managed Lanes Project
Series 2020
06/30/2034	4.000%	2,000,000	2,355,416
12/31/2039	4.000%	400,000	463,397
Senior Lien - North Tarrant Express
Series 2019
12/31/2038	4.000%	3,500,000	3,996,712
Texas Private Activity Bond Surface Transportation Corp.(d)
Revenue Bonds
Segment 3C Project
Series 2019
06/30/2058	5.000%	11,500,000	13,660,353
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Senior Lien - Blueridge Transportation Group LLC
Series 2016
12/31/2040	5.000%	2,000,000	2,237,943
12/31/2045	5.000%	1,250,000	1,390,260
12/31/2050	5.000%	7,750,000	8,598,468
12/31/2055	5.000%	6,250,000	6,918,355
Texas Transportation Commission
Revenue Bonds
State Highway 249 System Toll
Series 2019
08/01/2057	5.000%	2,000,000	2,299,183
Tomball Independent School District
Unlimited General Obligation Bonds
School Building
Series 2020
02/15/2034	3.000%	1,750,000	1,937,256
02/15/2035	3.000%	1,750,000	1,932,517
02/15/2036	3.000%	1,435,000	1,579,289
02/15/2038	4.000%	1,750,000	2,088,305
02/15/2039	4.000%	1,250,000	1,487,231
02/15/2040	4.000%	1,000,000	1,186,665
Wichita Falls Independent School District
Unlimited General Obligation Bonds
Series 2021
02/01/2027	4.000%	1,100,000	1,281,328
02/01/2028	4.000%	700,000	828,041
02/01/2029	4.000%	600,000	720,391
02/01/2030	4.000%	800,000	972,896
Total			260,702,260
Utah 1.1%
City of Salt Lake City Airport(d)
Revenue Bonds
Series 2021A
07/01/2037	5.000%	10,000,000	12,684,494
Salt Lake City Corp. Airport(d)
Revenue Bonds
Series 2017A
07/01/2036	5.000%	4,000,000	4,773,213
07/01/2047	5.000%	11,500,000	13,624,131
Series 2018-A
07/01/2048	5.000%	3,000,000	3,569,642
Total			34,651,480
Virginia 1.1%
Chesapeake Bay Bridge & Tunnel District
Revenue Bonds
1st Tier General Resolution
Series 2016
07/01/2046	5.000%	3,500,000	4,095,583

Columbia Tax-Exempt Fund | Quarterly Report 2021	21

Portfolio of Investments   (continued)
Columbia Tax-Exempt Fund, October 31, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Fredericksburg Economic Development Authority
Refunding Revenue Bonds
Mary Washington Healthcare Obligation
Series 2014
06/15/2030	5.000%	1,000,000	1,104,128
06/15/2031	5.000%	800,000	883,303
06/15/2033	5.000%	500,000	552,064
Virginia Small Business Financing Authority(d)
Revenue Bonds
Transform 66 P3 Project
Series 2017
12/31/2052	5.000%	3,750,000	4,410,679
12/31/2056	5.000%	20,300,000	23,861,452
Total			34,907,209
Washington 2.0%
Greater Wenatchee Regional Events Center Public Facilities District
Prerefunded 09/01/22 Revenue Bonds
Series 2012A
09/01/2027	5.000%	1,540,000	1,599,950
09/01/2032	5.250%	1,000,000	1,041,001
King County Housing Authority
Refunding Revenue Bonds
Series 2018
05/01/2038	3.750%	2,915,000	3,213,323
King County Public Hospital District No. 4
Revenue Bonds
Series 2015A
12/01/2035	6.000%	1,300,000	1,432,223
12/01/2045	6.250%	2,500,000	2,760,577
Port of Seattle(d)
Revenue Bonds
Series 2018A
05/01/2043	5.000%	8,000,000	9,305,506
Washington Health Care Facilities Authority
Refunding Revenue Bonds
Multicare Health System
Series 2017B
08/15/2041	4.000%	10,500,000	11,833,350
Seattle Cancer Care Alliance
Series 2020
09/01/2050	5.000%	2,250,000	2,795,639
Virginia Mason Medical Center
Series 2017
08/15/2042	4.000%	3,335,000	3,607,279
Washington State Convention Center Public Facilities District
Revenue Bonds
Junior Lodging Tax Green Notes
Series 2021
07/01/2031	4.000%	1,000,000	1,140,641
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Washington State Housing Finance Commission
Prerefunded 01/01/23 Revenue Bonds
Presbyterian Retirement
Series 2013
01/01/2028	5.000%	985,000	1,036,920
Revenue Bonds
Heron’s Key
Series 2015A
07/01/2030	6.500%	730,000	791,829
07/01/2035	6.750%	550,000	600,250
Washington State Housing Finance Commission(c)
Prerefunded 10/03/22 Revenue Bonds
Nonprofit Housing-Mirabella
Series 2012
10/01/2032	6.500%	9,300,000	9,823,873
10/01/2047	6.750%	1,000,000	1,057,093
Refunding Revenue Bonds
Skyline 1st Hill Project
Series 2015
01/01/2025	5.000%	630,000	656,883
01/01/2035	5.750%	575,000	616,250
01/01/2045	6.000%	2,325,000	2,478,849
Revenue Bonds
Heron’s Key
Series 2015A
07/01/2050	7.000%	1,250,000	1,362,291
Unrefunded Revenue Bonds
Presbyterian Retirement
Series 2013
01/01/2023	5.000%	240,000	245,576
01/01/2028	5.000%	1,030,000	1,065,104
01/01/2043	5.250%	3,870,000	3,979,927
Total			62,444,334
West Virginia 0.8%
West Virginia Hospital Finance Authority
Refunding Revenue Bonds
Cabell Huntington Hospital Obligation
Series 2018
01/01/2047	4.125%	5,000,000	5,579,186
Revenue Bonds
West Virginia University Health System Obligation
Series 2018
06/01/2052	5.000%	16,500,000	19,625,197
Total			25,204,383
Wisconsin 2.6%
Public Finance Authority
Refunding Revenue Bonds
Friends Homes
Series 2019
09/01/2049	5.000%	4,250,000	4,799,685

22	Columbia Tax-Exempt Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Tax-Exempt Fund, October 31, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
ACTS Retirement - Life Communities
Series 2020
11/15/2041	5.000%	4,000,000	4,816,147
Green Bonds - Fargo-Moorhead Metropolitan Area Flood Risk Management Project
Series 2021
09/30/2051	4.000%	4,700,000	5,095,954
Public Finance Authority(c)
Refunding Revenue Bonds
Mary’s Woods at Marylhurst
Series 2017
05/15/2042	5.250%	820,000	891,582
05/15/2047	5.250%	1,105,000	1,201,462
Public Finance Authority(c),(f)
Revenue Bonds
WFCS Portfolio Project
Subordinated Series 2021
01/01/2061	0.000%	21,500,000	1,567,741
State of Wisconsin
Unlimited General Obligation Bonds
Series 2020A
05/01/2029	4.000%	10,530,000	12,526,416
Unlimited General Obligation Refunding Bonds
Series 2021-1
05/01/2031	5.000%	2,700,000	3,512,697
University of Wisconsin Hospitals & Clinics(g)
Refunding Revenue Bonds
Green Bonds - University of Wisconsin Hospital
Series 2021
04/01/2051	4.000%	10,000,000	11,430,001
Wisconsin Health & Educational Facilities Authority
Prerefunded 05/15/26 Revenue Bonds
Ascension Health
Series 2016
11/15/2046	4.000%	1,390,000	1,591,790
Prerefunded 08/15/23 Revenue Bonds
Beaver Dam Community Hospitals
Series 2013A
08/15/2028	5.125%	6,750,000	7,319,261
08/15/2034	5.250%	8,000,000	8,692,462
Prerefunded 09/15/23 Revenue Bonds
St. John’s Communities, Inc. Project
Series 2018A
09/15/2050	5.000%	3,750,000	4,074,444
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Refunding Revenue Bonds
St. Camillus Health System, Inc.
Series 2019
11/01/2046	5.000%	2,100,000	2,324,978
Revenue Bonds
Covenant Communities, Inc. Project
Series 2018A
07/01/2048	4.000%	2,335,000	2,304,708
07/01/2053	4.125%	5,000,000	4,995,373
Series 2018B
07/01/2038	4.375%	1,250,000	1,246,271
07/01/2043	4.500%	1,375,000	1,361,775
07/01/2048	5.000%	500,000	510,804
Unrefunded Refunding Revenue Bond
Ascension Health
Series 2016A
11/15/2046	4.000%	3,610,000	4,033,962
Total			84,297,513
Wyoming 0.3%
County of Campbell
Refunding Revenue Bonds
Basin Electric Power Cooperative
Series 2019
07/15/2039	3.625%	7,600,000	8,081,613
Total Municipal Bonds (Cost $3,003,297,528)			3,166,829,006

Money Market Funds 0.7%
	Shares	Value ($)
Dreyfus Tax Exempt Cash Management Fund, Institutional Shares, 0.010%(i)	202,194	202,174
JPMorgan Institutional Tax Free Money Market Fund, Institutional Shares, 0.006%(i)	22,005,551	22,005,551
Total Money Market Funds (Cost $22,207,739)		22,207,725
Total Investments in Securities (Cost $3,031,330,267)		3,194,861,731(j)
Other Assets & Liabilities, Net		8,770,430
Net Assets		$3,203,632,161

Columbia Tax-Exempt Fund | Quarterly Report 2021	23

Portfolio of Investments   (continued)
Columbia Tax-Exempt Fund, October 31, 2021 (Unaudited)
Notes to Portfolio of Investments
(a)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(b)	Represents a variable rate security where the coupon rate adjusts on specified dates (generally daily or weekly) using the prevailing money market rate. The interest rate shown was the current rate as of October 31, 2021.
(c)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At October 31, 2021, the total value of these securities amounted to $99,023,976, which represents 3.09% of total net assets.
(d)	Income from this security may be subject to alternative minimum tax.
(e)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At October 31, 2021, the total value of these securities amounted to $51,789,825, which represents 1.62% of total net assets.
(f)	Zero coupon bond.
(g)	Represents a security purchased on a when-issued basis.
(h)	Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At October 31, 2021, the total value of these securities amounted to $45,331,746, which represents 1.42% of total net assets.
(i)	The rate shown is the seven-day current annualized yield at October 31, 2021.
(j)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended October 31, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Multi-Sector Municipal Income ETF
	6,252,495	—	(5,972,532)	(279,963)	—	164,938	21,878	—
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
BAM	Build America Mutual Assurance Co.
BAN	Bond Anticipation Note
FHA	Federal Housing Authority
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
HUD	Department of Housing and Urban Development
NPFGC	National Public Finance Guarantee Corporation
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
24	Columbia Tax-Exempt Fund | Quarterly Report 2021

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